Schedule of financial information to the carrying amount of interest (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Exchange differences	$ 788	$ 99,432
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate	18,595	7,421
Exchange differences	11	(357)
Carrying amount of the Group’s interest in associate	$ 18,606	$ 7,064